Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Schedule of Long-term Investments

	December 31, 2020	December 31, 2019
Cummins Westport Inc. (a)	$10,866	$7,850
Weichai Westport Inc. (b)	1,824	1,824
Minda Emer Technologies Limited (1)	1,116	737
Other equity accounted investees	148	176
	$13,954	$10,587

(1) Effective March 4, 2021, Minda Emer Technologies Limited changed its name to Minda Westport Technologies Limited.
The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2020	2019
Investment income from CWI	$23,774	$26,586
Dividends received	20,758	25,045
Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2020	December 31, 2019
Current assets:
Cash and short-term investments	$94,984	$90,296
Accounts receivable	5,681	1,363
Long-term assets:
Property, plant and equipment	605	844
Deferred income tax assets	21,651	21,322
Total assets	$122,921	$113,825
Current liabilities:
Current portion of warranty liability	$19,485	$19,816
Current portion of deferred revenue	13,628	16,678
Accounts payable and accrued liabilities	5,557	3,858
	38,670	40,352
Long-term liabilities:
Warranty liability	34,737	30,463
Deferred revenue	23,802	23,667
Other long-term liabilities	3,969	3,631
	62,508	57,761
Total liabilities	$101,178	$98,113

	Years ended December 31,
	2020	2019
Product revenue	$219,141	$246,503
Parts revenue	104,339	115,267
	323,480	361,770
Cost of revenue and expenses:
Cost of product and parts revenue	236,154	257,717
Research and development	12,185	15,933
General and administrative	1,650	1,743
Sales and marketing	12,567	17,950
	262,556	293,343
Income from operations	60,924	68,427
Interest and investment income	1,074	2,421
Income before income taxes	61,998	70,848
Income tax expense:
Current	14,779	16,102
Deferred	(329)	1,575
	14,450	17,677
Income for the year	$47,548	$53,171

Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2020		Balance at December 31, 2019
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$10,866	$10,866	$7,850	$7,850
Accounts receivable due from CWI	74	74	272	272